Supplementary cash flow information (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplementary Cash Flow Information [Line Items]
Increase (decrease) to property, plant and equipment assets due to remeasurements of decommissioning and restoration liabilities	$ (37,108)	$ 144,016
Plant and equipment - ROU assets [Member] | Cost [Member]
Supplementary Cash Flow Information [Line Items]
Additions	27,984	49,695
Agreements With Communities [Member]
Supplementary Cash Flow Information [Line Items]
Additions	$ 39,240	$ 22,796